Financial Instruments (Details) - Schedule of financial assets, other than cash and short-term deposits - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets at amortized cost
Trade receivables	£ 14,796	£ 7,243	£ 291
Contract assets	3,451	599	8
Lease deposits	5,124	2,653	1,675
Total financial assets	23,371	10,495	1,974
Current	18,247	10,495	1,974
Non-current	£ 5,124